Investments Ownership Percentages (Details)	Dec. 31, 2015
CareerBuilder, LLC and Classified Ventures, LLC
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent	32.10%
Dose Media, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent	25.00%
Television Food Network, G.P.
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent	31.30%
TKG Internet Holdings II LLC
Schedule of Equity Method Investments [Line Items]
Ownership in equity method investment, percent	43.00%